Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 802	$ 697	$ 712
Unfavourable changes reflected in profit or loss	(704)	(603)	(600)
Favourable changes recognized in OCI	26	23	15
Unfavourable changes recognized in OCI	(26)	(22)	(10)
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	482	400	357
Unfavourable changes reflected in profit or loss	(376)	(317)	(288)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	56	62	71
Unfavourable changes reflected in profit or loss	(29)	(34)	(40)
Favourable changes recognized in OCI	26	23	15
Unfavourable changes recognized in OCI	(26)	(22)	(10)
Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1	1	1
Unfavourable changes reflected in profit or loss	(1)	(1)	(1)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	7	13	15
Unfavourable changes reflected in profit or loss	(7)	(13)	(12)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1	0	0
Unfavourable changes reflected in profit or loss	(1)	0	0
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	161	157	200
Unfavourable changes reflected in profit or loss	(175)	(153)	(166)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	94	64	68
Unfavourable changes reflected in profit or loss	(115)	(85)	(93)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	$ 0	$ 0	$ 0